SHARE CAPITAL - Disclosure of number of outstanding warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	916,815	1,047,520	881,520
December 2, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	194,800
Warrants Outstanding, Exercise price	$ 6.75
Warrants Outstanding, Remaining life (Years)	2 months 1 day
December 2, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	60,250
Warrants Outstanding, Exercise price	$ 6.75
Warrants Outstanding, Remaining life (Years)	2 months 1 day
December 22, 2028 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	661,765
Warrants Outstanding, Exercise price	$ 1.7
Warrants Outstanding, Remaining life (Years)	4 years 2 months 23 days